CBOE VEST U.S. LARGE CAP 10% BUFFER VI FUND

Schedule of Investments				September 30, 2023 (unaudited)
3.18%	MONEY MARKET FUND				Shares	Value

	Federated Treasury Obligations Fund
	Institutional Class 5.210%(B)
	(Cost: $29,575) . . . . . . . . . . . . . . . . . . . . . . . . .				29,575	$29,575
99.26%	OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
99.26%	OPTIONS PURCHASED
96.33%	CALL
	CALL S&P 500
	MINI INDEX(A) . .	2	$ 84,606	$ 0.01	1/17/2024	$85,515
	CALL S&P 500
	MINI INDEX(A) . .	1	42,303	0.01	3/20/2024	42,659
	CALL S&P 500
	MINI INDEX(A) . .	1	42,303	0.01	4/17/2024	42,628
	CALL S&P 500
	MINI INDEX(A) . .	2	84,606	0.01	5/15/2024	85,164
	CALL S&P 500
	MINI INDEX(A) . .	3	126,909	0.01	6/18/2024	127,622
	CALL S&P 500
	MINI INDEX(A) . .	2	84,606	0.01	7/17/2024	85,022
	CALL S&P 500
	MINI INDEX(A) . .	1	42,303	0.01	8/21/2024	42,466
	CALL S&P 500
	MINI INDEX(A) . .	1	42,303	0.01	9/18/2024	42,425
	CALL S&P 500
	MINI INDEX(A) . .	1	42,303	0.01	10/18/2023	42,853
	CALL S&P 500
	MINI INDEX(A) . .	3	126,909	0.01	11/15/2023	128,465
	CALL S&P 500
	MINI INDEX(A) . .	2	84,606	0.01	12/20/2023	85,539
	CALL S&P 500
	MINI INDEX(A) . .	2	84,606	0.01	2/21/2024	85,413
						895,771
2.93%	PUT
	PUT S&P 500 MINI
	INDEX(A) . . . . . . .	2	84,606	392.89	1/17/2024	961
	PUT S&P 500 MINI
	INDEX(A) . . . . . . .	2	84,606	414.76	2/21/2024	2,070

QUARTERLY REPORT

CBOE VEST U.S. LARGE CAP 10% BUFFER VI FUND

Schedule of Investments - continued					September 30, 2023 (unaudited)
		Number
		of		Notional	Exercise	Expiration
	Description	Contracts		Amount	Price	Date	Value
	PUT S&P 500 MINI
	INDEX(A) . . . . . . .	1		$42,303	$ 389.19	3/20/2024	$696
	PUT S&P 500 MINI	1		42,303	415.45	4/17/2024	1,302
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	2		84,606	415.88	5/15/2024	2,870
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	2		84,606	436.57	6/18/2024	4,312
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	2		84,606	456.57	7/17/2024	6,116
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	2		84,606	440.43	8/21/2024	5,048
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	1		42,303	440.22	9/18/2024	2,601
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	1		42,303	369.52	10/18/2023	12
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	3		126,909	395.88	11/15/2023	612
	INDEX(A) . . . . . . .
	PUT S&P 500 MINI	2		84,606	387.84	12/20/2023	619
	INDEX(A) . . . . . . .
							27,219
99.25%	TOTAL OPTIONS PURCHASED						922,990
102.43%	TOTAL INVESTMENTS

	(Cost: $917,422) . . .	. . . . . . . . . .	.	. . . . . . . . .	. . . . . . . . . . .	. . . . . . . . . . .	952,565
-2.43%	. . . . . . .Liabilities in excess of other assets				. . . . . . . . . . .	. . . . . . . . . . .	(22,641)
100.00%	. . . . . .NET ASSETS	. . . . . . . . . .	.	. . . . . . . . .	. . . . . . . . . . .	. . . . . . . . . . .	929,924
-1.63%	OPTIONS WRITTEN

-0.25%	CALL
	CALL S&P 500
	MINI INDEX(A) . .	(2)		$(84,606)	$ 473.66	1/17/2024	$(245)
	CALL S&P 500
	MINI INDEX(A) . .	(1)		(42,303)	470.20	3/20/2024	(430)
	CALL S&P 500
	MINI INDEX(A) . .	(1)		(42,303)	499.41	4/17/2024	(127)
	CALL S&P 500
	MINI INDEX(A) . .	(2)		(84,606)	493.78	5/15/2024	(486)

QUARTERLY REPORT

CBOE VEST U.S. LARGE CAP 10% BUFFER VI FUND

Schedule of Investments - continued			September 30, 2023 (unaudited)
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
CALL S&P 500
MINI INDEX(A) . .	(2)	$ (84,606)	$ 543.04	7/17/2024 $	(104)
CALL S&P 500
MINI INDEX(A) . .	(2)	(84,606)	527.46	8/21/2024	(316)
CALL S&P 500
MINI INDEX(A) . .	(1)	(42,303)	527.09	9/18/2024	(208)
CALL S&P 500
MINI INDEX(A) . .	(3)	(126,909)	498.10	11/15/2023	(1)
CALL S&P 500
MINI INDEX(A) . .	(2)	(84,606)	481.06	12/20/2023	(65)
CALL S&P 500
MINI INDEX(A) . .	(2)	(84,606)	497.13	2/21/2024	(108)
CALL S&P 500
MINI INDEX(A) . .	(2)	(84,606)	518.55	6/18/2024	(211)
CALL S&P 500
MINI INDEX(A) . .	(1)	(42,303)	475.36	10/18/2023	0
					(2,301)
-1.38% PUT
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(2)	(84,606)	353.60	1/17/2024	(353)
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(2)	(84,606)	373.28	2/21/2024	(805)
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(1)	(42,303)	350.27	3/20/2024	(317)
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(1)	(42,303)	373.91	4/17/2024	(580)
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(2)	(84,606)	374.29	5/15/2024	(1,344)
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(2)	(84,606)	392.91	6/18/2024	(2,068)
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(2)	(84,606)	410.91	7/17/2024	(3,009)
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(2)	(84,606)	396.38	8/21/2024	(2,628)
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(1)	(42,303)	396.20	9/18/2024	(1,399)
PUT S&P 500 MINI
INDEX(A) . . . . . . .	(1)	(42,303)	332.57	10/18/2023	0

QUARTERLY REPORT

CBOE VEST U.S. LARGE CAP 10% BUFFER VI FUND

Schedule of Investments - continued				September 30, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	PUT S&P 500 MINI
	INDEX(A) . . . . . . .	(3)	$ (126,909)	$ 356.29	11/15/2023 $	(139)
	PUT S&P 500 MINI	(2)	(84,606)	349.06	12/20/2023	(204)
	INDEX(A) . . . . . . .
						(12,846)
-1.63%	TOTAL OPTIONS WRITTEN					)
			. . . . . . . . . .	. . . . . . . . . .	. . . . . . . . . . .	(15,147
97.63%	TOTAL OPTIONS

	(Cost: $887,847) . . .	. . . . . . . . . .	. . . . . . . . . .	. . . . . . . . . . .	. . . . . . . . . . .	907,843

(A)Non-income producing

(B)Effective 7 day yield as of September 30,2023

See Notes to Schedule of Investments

QUARTERLY REPORT

CBOE VEST U.S. LARGE CAP 10% BUFFER VI FUND

Schedule of Investments - continued	September 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30,2023.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
MONEY MARKET FUND .	$29,575	$—	$—	$29,575
PURCHASED OPTIONS .		922,990	—	922,990
TOTAL INVESTMENTS . .	$29,575	$922,990	$—	$952,565
OPTIONS WRITTEN . . . . .
	$—	$(15,147)	$—	$(15,147)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2023.

At September 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $917,421 and the related tax-based net unrealized appreciation (depreciation) consists of

:

Gross unrealized appreciation . . . . . . . .	$48,376
Gross unrealized depreciation . . . . . . . .	(28,379)
Net unrealized appreciation . . . . . . . . . . .	$19,997

QUARTERLY REPORT